Shares in an Escrow - Schedule of Shares in Escrow (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Shares in Escrow [Abstract]
Balance at beginning	$ 28,877	$ 40,064
Fair value remeasurement	(12,646)	(11,187)
Balance at ending	$ 16,231	$ 28,877